Office of General Counsel
Please Reply to:            Stephen M. Jackson
Asst. General Counsel
One Nationwide Plaza 01-09-V2
Columbus, Ohio 43215
VIA EDGAR                                                                                                                         E-mail: jacksos5@nationwide.com
Tel: (614) 677-8212
Fax: (614) 249-2112
June 27, 2008

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
 Washington, D.C.  20549-0506

Re:           Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account - G
Pre-Effective Amendment No. 2 (N-6 Registration Statement, File No. 333-149213)

Dear Ms. Marquigny:

On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account - G ("Variable Account"), we are filing Pre-Effective Amendment No. 2 in response to your comments to Pre-Effective Amendment No. 1 to the above referenced Registration Statement, submitted May 16, 2008.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Please note that Nationwide is seeking an effective date of July 8, 2008.  As such, the following documents are included at the end of this transmittal letter:

•
letters pursuant to Rule 461 of the Securities Act of 1933 requesting accelerated effectiveness from Nationwide Investment Services Corporation and Waddell & Reed, Inc., the underwriters, and Nationwide Life and Annuity Insurance Company, for itself and on behalf of Nationwide VL Separate Account – G.  The acceleration request letters are also included separately with this submission as correspondence.

•	response letter dated June 12, 2008 to comments from the Staff previously submitted by Nationwide electronically as correspondence via Edgar on June 12, 2008, Accession No. 0001190903-08-000637.

The following revisions have been made to the registration statement since the last correspondence submission:

1.	The effective date of the prospectus and SAI, and page numbers throughout, have been updated in the various places they appear to reflect the requested effective date, July 8, 2008.

2.	In addition, the following updates have been included:

•	Appropriate Financial Statements and company organization charts have been added to the registration statement.
•	Part C, Item 26(n), Consent of Independent Registered Public Accounting Firm is included as an exhibit.
•	Part C, Item 26(99)

Representations

We acknowledge all of the following:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We appreciate your continued review of this matter.  If you have any questions about this filing, please reply to me at the contact information on the first page of this correspondence.

Sincerely yours,

/s/ STEPHEN M. JACKSON
Stephen M. Jackson
Asst. General Counsel
Office of General Counsel
Nationwide Life and Annuity Insurance Company

June 27, 2008

VIA EDGAR

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-4644

Subject:	Nationwide VL Separate Account - G Nationwide Life and Annuity Insurance Company SEC File No. 333-149213

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Nationwide Investment Services Corporation, the General Distributor of the Flexible Premium Variable Universal Life Insurance Policies to be issued by Nationwide VL Separate Account-G (the “Variable Account”), respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on Tuesday, July 8, 2008.

The undersigned is officer for Nationwide Investment Services Corporation and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Stephen M. Jackson at (614) 677-8212 should you have questions.

Very truly yours,

NATIONWIDE INVESTMENT SERVICES CORPORATION

/s/ Terry C. Smetzer
Terry C. Smetzer
Associate Vice President and Assistant Treasurer

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products

June 27, 2008

VIA EDGAR

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-4644

Subject:	Nationwide VL Separate Account - G Nationwide Life and Annuity Insurance Company SEC File No. 333-149213

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Waddell & Reed, Inc., the General Distributor of the Flexible Premium Variable Universal Life Insurance Policies to be issued by Nationwide VL Separate Account-G (the “Variable Account”), respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on Tuesday, July 8, 2008.

The undersigned is officer for Waddell & Reed, Inc. and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Stephen M. Jackson at (614) 677-8212 should you have questions.

Very truly yours,

WADDELL & REED, INC.

/s/ Mark P. Buyle
Mark P. Buyle
Senior Vice President and Associate General Counsel

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products

June 27, 2008

VIA EDGAR

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-4644

Subject:	Nationwide VL Separate Account - G Nationwide Life and Annuity Insurance Company SEC File No. 333-149213

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Nationwide Life and Annuity Insurance Company for itself and on behalf of its Nationwide VL Separate Account-G (the “Variable Account”) respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on Tuesday, July 8, 2008.

The undersigned is an officer of Nationwide Life and Annuity Insurance Company and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Stephen M. Jackson at (614) 677-8212 should you have questions.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ Peter A. Golato
Peter A. Golato
Senior Vice President

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products

Office of General Counsel
Please Reply to:            Stephen M. Jackson
Assistant General Counsel
One Nationwide Plaza 01-09-V2
Columbus, Ohio 43215
VIA EDGAR                                                                                                                          E-mail: jacksos5@nationwide.com
Tel: (614) 677-8212
Fax: (614) 249-2112
June 12, 2008

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
 Washington, D.C.  20549-4644

Re:           Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account - G
Pre-Effective Amendment No. 1 (N-6 Registration Statement, File No. 333-149213)

Dear Ms. Marquigny:

On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account - G ("Variable Account"), we are filing this correspondence in response to your comments regarding the Pre-Effective Amendment No. 1 to the above referenced Registration Statement, submitted May 16, 2008.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Change pages are attached at the end of this letter in order of the comment responses.  Your comments followed by Nationwide's responses are as follows:

1.      Underwriting and Distribution Charge (p. 21)

Comment

Text in the narrative section has been deleted regarding the maximum guaranteed charge.  Notwithstanding the cross reference to Appendix D: Underwriting and Distribution Charge Rates and Examples where a complete table of maximum rates by Attained Age of the Insured, Death Benefit Option, and Base Policy Specified Amount can be found, please restore this text or explain to the Staff why it is not appropriate to do so.

Response

The text has been restored and modified to reflect that the rates shown are the absolute maximum guaranteed rates that could ever apply at the oldest Attained Age for issuance of the policy or addition of a Specified Amount Increase.

2.      Persistency Credit Language (Face Page and pp. 16-17)

Comment

Remove the bolded disclosure statement regarding the persistency credit from the face page of the prospectus portion of the Registration Statement, first paragraph last sentence.  Based on representations previously made, it is not necessary.

In addition, revise the narrative description of the persistency credit to improve disclosure regarding when the credit will or will not be paid (e.g. that the credit will be paid if the assumptions regarding expected experience are realized) and clarify the basis on which it will be determined and paid (e.g. on a uniform basis and nondiscriminatory manner).

Response

The bold disclosure sentence has been removed from the face page as requested.

Nationwide has reviewed several industry versions of persistency credit disclosure for credit on the same or similar bases as the one included in this product in light of the Staff's comment.   The disclosure has been revised to include the elements noted in the Staff's comment.  Additional edits with reference to industry standards have also been made to improve the overall clarity of the disclosure.

Miscellaneous

Any exhibits, financial statements and any other required disclosure not included in this response will be filed in a pre-effective amendment to the registration statement.

Representations

We acknowledge all of the following:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Should you have any questions, please contact me at (614) 677-8212.

Sincerely,

/s/ STEPHEN M. JACKSON
Stephen M. Jackson
Variable Product Securities Counsel
Nationwide Life and Annuity Insurance Company

cc:           Ms. Rebecca Marquigny